CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME AND EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	TOTAL ECOLAB SHAREHOLDERS' EQUITY	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	NON-CONTROLLING INTEREST	COMPREHENSIVE INCOME
Balance at Dec. 31, 2008	$ 1,579.0	$ 1,571.6	$ 328.0	$ 1,090.5	$ 2,617.0	$ (359.1)	$ (2,104.8)	$ 7.4
Shares, beginning of year at Dec. 31, 2008			327,953,382				(91,773,833)
Increase (Decrease) in Stockholders' Equity
Net income	418.7	417.3			417.3			1.4	418.7
Cumulative translation adjustment	199.6	199.3				199.3		0.3	199.6
Derivative instruments	(12.0)	(12.0)				(12.0)			(12.0)
Unrealized gains (losses) on securities	0.4	0.3				0.3		0.1	0.4
Pension and postretirement benefits	(61.4)	(61.4)				(61.4)			(61.4)
Total comprehensive income	545.3	543.5						1.8	545.3
Distributions to noncontrolling interests	(0.3)							(0.3)
Purchase of shares from noncontrolling interest	(0.2)							(0.2)
Cash dividends declared	(136.2)	(136.2)			(136.2)
Stock options and awards	90.8	90.8	1.8	88.8			0.2
Stock options (in shares)			1,872,268				56,810
Stock awards, net issuances (in shares)							27,342
Reacquired shares	(68.8)	(68.8)					(68.8)
Reacquired shares (in shares)							(1,541,228)
Balance at Dec. 31, 2009	2,009.6	2,000.9	329.8	1,179.3	2,898.1	(232.9)	(2,173.4)	8.7
Shares, end of year at Dec. 31, 2009			329,825,650				(93,230,909)
Increase (Decrease) in Stockholders' Equity
Net income	531.1	530.3			530.3			0.8	531.1
Cumulative translation adjustment	(79.1)	(78.1)				(78.1)		(1.0)	(79.1)
Derivative instruments	0.2	0.2				0.2			0.2
Unrealized gains (losses) on securities	0.2	0.2				0.2			0.2
Pension and postretirement benefits	38.7	38.7				38.7			38.7
Total comprehensive income	491.1	491.3						(0.2)	491.1
Sale of noncontrolling interests	(4.7)							(4.7)
Cash dividends declared	(149.3)	(149.3)			(149.3)
Stock options and awards	135.1	135.1	3.3	130.9			0.9
Stock options (in shares)			3,315,760				98,332
Stock awards, net issuances (in shares)							112,080
Reacquired shares	(348.8)	(348.8)					(348.8)
Reacquired shares (in shares)							(7,608,162)
Balance at Dec. 31, 2010	2,133.0	2,129.2	333.1	1,310.2	3,279.1	(271.9)	(2,521.3)	3.8
Shares, end of year at Dec. 31, 2010	232,500,000		333,141,410				(100,628,659)
Increase (Decrease) in Stockholders' Equity
Net income	463.3	462.5			462.5			0.8	463.3
Cumulative translation adjustment	31.1	31.1				31.1			31.1
Derivative instruments	(10.5)	(10.5)				(10.5)			(10.5)
Unrealized gains (losses) on securities	0.3	0.3				0.3			0.3
Pension and postretirement benefits	(93.9)	(93.9)				(93.9)			(93.9)
Total comprehensive income	390.3	389.5						0.8	390.3
Cash dividends declared	(182.3)	(181.7)			(181.7)			(0.6)
Nalco merger	3,943.6	3,873.2		2,573.2			1,300.0	70.4
Nalco merger (in shares)							68,316,283
Stock options and awards	146.5	146.5	3.0	142.1			1.4
Stock options (in shares)			2,946,833				93,771
Stock awards, net issuances (in shares)							114,064
Reacquired shares	(690.0)	(690.0)		(44.7)			(645.3)
Reacquired shares (in shares)							(12,009,258)
Balance at Dec. 31, 2011	$ 5,741.1	$ 5,666.7	$ 336.1	$ 3,980.8	$ 3,559.9	$ (344.9)	$ (1,865.2)	$ 74.4
Shares, end of year at Dec. 31, 2011	292,000,000		336,088,243				(44,113,799)